Cover Page	Mar. 24, 2020
Cover page.
Document Type	8-K
Document Period End Date	Mar. 24, 2020
Entity Registrant Name	THE MADISON SQUARE GARDEN COMPANY
Entity Incorporation, State or Country Code	DE
Entity File Number	1-36900
Entity Tax Identification Number	47-3373056
Entity Address, Address Line One	2 Penn Plaza
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10121
City Area Code	(212)
Local Phone Number	465-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock
Trading Symbol	MSG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001636519
Amendment Flag	false